ANALYSIS OF OPERATING SEGMENTS (Details 1) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Analysis Of Operating Segment [Line Items]
Revenue	$ 26,624,025	$ 25,937,238	$ 21,147,421
Colombia [Member]
Disclosure Of Analysis Of Operating Segment [Line Items]
Revenue	18,789,167	18,548,030	15,749,556
Panama [Member]
Disclosure Of Analysis Of Operating Segment [Line Items]
Revenue	1,410,766	1,333,843	1,293,132
Costa Rica [Member]
Disclosure Of Analysis Of Operating Segment [Line Items]
Revenue	2,752,109	2,598,446	1,778,560
Guatemala [Member]
Disclosure Of Analysis Of Operating Segment [Line Items]
Revenue	1,132,646	1,084,436	1,027,948
Other countries [Member]
Disclosure Of Analysis Of Operating Segment [Line Items]
Revenue	$ 2,539,337	$ 2,372,483	$ 1,298,225